Impairment charges net of reversals - Summary of impairment charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	$ (341)	$ (561)	$ (936)
Impairment charges, taxation	100
Non-controlling interests	0	0	(215)
Net impairment charges in the income statement	(241)	(534)	(652)
Impairment charges of consolidated balances	(341)	(538)	(936)
Impairment charges related to EAUs (pre-tax)	0	(35)	0
Net impairment charges in the financial information by business unit (page )	(341)	(573)	(936)
Taxation (including related to EAUs)	100	39	499
Intangible assets
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	0	0	231
Property, plant and equipment
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	(341)	(538)	(1,167)
Share of profit after tax in EAUs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	0	(23)	0
Other operations - RTITQO | Other operations
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	(122)	0	0
Impairment charges, taxation	36
Non-controlling interests	0
Net impairment charges in the income statement	(86)
Aluminium & Lithium - Alumina refineries | Aluminium & Lithium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	(219)	(461)	(1,175)
Impairment charges, taxation	64
Non-controlling interests	0
Net impairment charges in the income statement	(155)
Aluminium & Lithium - Tiwai Point | Aluminium & Lithium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	0	41	0
Impairment charges, taxation	0
Non-controlling interests	0
Net impairment charges in the income statement	0
Aluminium & Lithium - MRN | Aluminium & Lithium
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	0	(23)	0
Impairment charges, taxation	0
Non-controlling interests	0
Net impairment charges in the income statement	0
Other operations - Diavik | Other operations
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	0	(118)	0
Impairment charges, taxation	0
Non-controlling interests	0
Net impairment charges in the income statement	0
Other operations - Simandou | Other operations
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charges, Pre-tax amount	0	$ 0	$ 239
Impairment charges, taxation	0
Non-controlling interests	0
Net impairment charges in the income statement	$ 0